ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Accounts receivable	78,121	56,513	8,868
Allowance for doubtful accounts	(156)	(381)	(60)
Accounts receivable, net	77,965	56,132	8,808

The movements in the allowance for doubtful accounts were as follows:

	For the year ended December 31,
	2020	2021	2021
	RMB	RMB	US$
Balance at beginning of the year	316	156	24
Provisions/(reversals)	(160)	225	36
Balance at end of the year	156	381	60